Operating Segment Information	6 Months Ended
Jun. 30, 2018
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Operating Segment Information

NOTE 4 - OPERATING SEGMENT INFORMATION

Management has defined Constellium’s operating segments based upon the product lines, markets and industries it serves, and prepares and reports operating segment information to Constellium’s chief operating decision maker (CODM) (see NOTE 2 – Summary of Significant Accounting Policies) on that basis.

4.1 Segment Revenue

	Three months ended June 30, 2018			Three months ended June 30, 2017			Six months ended June 30, 2018			Six months ended June 30, 2017
(in millions of Euros)	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue
P&ARP	801	(2)	799	736	(2)	734	1,539	(4)	1,535	1,441	(4)	1,437
A&T	356	(11)	345	366	(8)	358	699	(23)	676	709	(14)	695
AS&I	327	(1)	326	288	(1)	287	644	(1)	643	574	(3)	571
Holdings &
Corporate(A)	4	—	4	3	—	3	6	—	6	7	—	7

Total	1,488	(14)	1,474	1,393	(11)	1,382	2,888	(28)	2,860	2,731	(21)	2,710

(A)	Holdings & Corporate segment includes revenues from supplying metal to third parties.

4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

(in millions of Euros)	Notes	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
P&ARP		75	57	126	98
A&T		43	41	77	69
AS&I		39	33	75	64
Holdings & Corporate		(6)	(4)	(10)	(11)

Adjusted EBITDA		151	127	268	220

Metal price lag(A)		20	7	24	20
Start-up and development costs(B)		(5)	(5)	(9)	(10)
Manufacturing system and process transformation costs		—	(1)	—	(1)
Share-based compensation costs		(3)	(1)	(6)	(3)
Gains on pension plan amendments(C)		—	—	—	22
Depreciation and amortization	13, 14	(46)	(41)	(90)	(84)
Restructuring costs		—	—	—	(2)
Unrealized gains / (losses) on derivatives	5	11	(10)	(43)	18
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	5	—	(1)	1	(5)
Losses on disposals		(3)	(1)	(4)	(2)
Other		—	(1)	1	—

Income from operations		125	73	142	173

Finance costs - net	7	(36)	(39)	(70)	(93)

Share of loss of joint-ventures		(9)	(7)	(12)	(13)

Income before income tax		80	27	60	67

Income tax expense		(25)	(12)	(29)	(39)

Net income		55	15	31	28

(A)	Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.
(B)	For the six months ended June 30, 2018, start-up and development costs include €9 million related to new projects in our AS&I operating segment. For the six months ended June 30, 2017, start-up costs and development costs include €7 million related to new sites in our AS&I operating segment and €3 million to Auto Body Sheet growth projects both in Europe and the U.S.
(C)	For the six months ended June 30, 2017, amendments to certain Swiss pension plan, US pension plan and OPEB resulted in a €22 million gain.

4.3 Segment capital expenditures

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
P&ARP	(17)	(24)	(30)	(48)
A&T	(10)	(18)	(23)	(34)
AS&I	(22)	(17)	(42)	(36)
Holdings & Corporate	(1)	(1)	(2)	(2)

Capital expenditures	(50)	(60)	(97)	(120)

4.4 Segment assets

Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets. There has been no material change in total assets from the amount reported in the previous annual consolidated financial statements.